ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2021
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES
ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES
11	ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES

Accounts payable consisted of the following:

	As of December 31,
	2020	2021
Accounts payable for operating expenses	270,507	328,331
Accounts payable for purchase of property and equipment	3,386,605	3,573,468
	3,657,112	3,901,799

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2020	2021

Consideration payables for acquisitions	888,693	1,855,261
Accrued payroll and welfare benefits	114,632	184,220
Accrued interest expenses	65,390	141,642
Income tax payable	102,683	139,667
Other tax payables	39,372	40,986
Accrued debt issuance costs and other financing costs	32,512	25,930
Amount due to related parties	15,360	24,145
Others	137,339	267,704
	1,395,981	2,679,555